SHARE-BASED COMPENSATION, RSAs/RSUs granted to Eligible Persons (Details) - RSAs and RSUs [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of RSAs/RSUs [Abstract]
Unvested, Beginning of Period (in shares)	8,129,220	9,341,928	8,081,437
Granted (in shares)	7,320,443	3,551,491	5,034,735
Vested (in shares)	(3,864,257)	(4,127,006)	(3,332,063)
Forfeited (in shares)	(1,933,175)	(637,193)	(442,181)
Unvested, End of period (in shares)	9,652,231	8,129,220	9,341,928	8,081,437
Weighted average grant date fair value [Abstract]
Unvested, Beginning of Period (in dollars per share)	$ 137.76	$ 46.36	$ 18.02
Granted (in dollars per share)	99.25	258.97	72.37
Vested (in dollars per share)	110.34	40.59	19.25
Forfeited (in dollars per share)	133.12	102.92	28.74
Unvested, End of period (in dollars per share)	$ 120.48	$ 137.76	$ 46.36	$ 18.02
Additional Disclosures [Abstract]
Weighted average remaining contractual life, Unvested	8 years 9 months 21 days	8 years 5 months 19 days	8 years 7 months 20 days	8 years 11 months 4 days
Aggregate intrinsic value, Unvested	$ 502,206	$ 1,818,588	$ 1,859,511	$ 325,035
Fair value of share options vested	426,398	$ 167,507	$ 64,153
Unrecognized share-based compensation cost	$ 1,162,883
Unrecognized share-based compensation, weighted-average vesting period	2 years 9 months 18 days